Time charter revenues and related contract balances (Tables)	12 Months Ended
Dec. 31, 2020
Time charter revenues and related contract balances
Summary of disaggregated revenue

The following tables summarize the disaggregated revenue of the Partnership by segment for the twelve months ended December 31, 2020, 2019 and 2018:

	Year ended December 31, 2020
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$87,948	25,760	—	113,708	(25,760)	$87,948
Time charter service revenues, excluding amortization	58,199	15,098	—	73,297	(15,098)	58,199
Amortization of above market contract intangibles	(3,052)	—	—	(3,052)	—	(3,052)
Amortization of deferred revenue for modifications & drydock	—	2,714	—	2,714	(2,714)	—
Total revenues (4)	$143,095	43,572	—	186,667	(43,572)	$143,095

	Year ended December 31, 2019
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$88,889	25,690	—	114,579	(25,690)	$88,889
Time charter service revenues, excluding amortization	60,063	14,095	—	74,158	(14,095)	60,063
Amortization of above market contract intangibles	(3,631)	—	—	(3,631)	—	(3,631)
Amortization of deferred revenue for modifications & drydock	—	2,648	—	2,648	(2,648)	—
Other revenue (3)	115	—	—	115	—	115
Total revenues (4)	$145,436	42,433	—	187,869	(42,433)	$145,436

	Year ended December 31, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization	$89,215	25,690	—	114,905	(25,690)	$89,215
Time charter service revenues, excluding amortization	59,368	15,078	—	74,446	(15,078)	59,368
Amortization of above market contract intangibles	(3,631)	—	—	(3,631)	—	(3,631)
Amortization of deferred revenue for modifications & drydock	—	2,401	—	2,401	(2,401)	—
Other revenue (3)	1,609	—	—	1,609	—	1,609
Total revenues (4)	$146,561	43,169	—	189,730	(43,169)	$146,561
(1)	Eliminations reverse the proportional amounts of revenue for Joint venture FSRUs to reflect the consolidated revenues included in the consolidated income statement. The Partnership’s share of the Joint venture FSRUs revenues is included in Equity in earnings (losses) of joint ventures on the consolidated income statement.
(2)	The financing lease revenues comprise about one-fourth of the total lease revenues for the years ended December 31, 2020 and 2019.
(3)	Other revenue consists of insurance proceeds received for prior period claims related to repairs under the Mooring warranty and for repairs for the Höegh Gallant. The Partnership was indemnified by Höegh LNG for the cost of the repairs related to the Mooring, subject to repayment to the extent recovered from insurance proceeds. Refer to notes 3 and 17.
(4)	Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.

Schedule of consolidated receivables between lease and service components

The following table summarizes the allocation of consolidated receivables between lease and service components:

	As of December 31,
(in thousands of U.S. dollars)	2020	2019
Trade receivable for lease	$2,608	$2,898
Trade receivable for time charter services	1,506	2,133
Allowance for expected credit losses	(60)	—
Total trade receivable and amounts due from affiliates	$4,054	$5,031

Summary of contract assets, contract liabilities and refund liabilities to customers

The following table summarizes the consolidated contract assets, contract liabilities and refund liabilities to customers, as of December 31, 2020 and 2019:

	Services related
	Contract	Refund liability
(in thousands of U.S. dollars)	asset	to charters
Balance January 1, 2020	$279	$(125)
Additions	—	(841)
Reduction for receivables recorded	(18)	—
Reduction for revenue recognized (excluding amortization)	—	10
Reduction for revenue recognized from previous years	—	48
Repayments of refund liabilities to charterer	—	17
Balance December 31, 2020	$261	$(891)

	Services related
	Contract	Refund liability
(in thousands of U.S. dollars)	asset	to charters
Balance January 1, 2019	$—	$(1,834)
Additions	279	(65)
Reduction for receivables recorded	—	89
Reduction for revenue recognized from previous years	—	497
Repayments of refund liabilities to charterer	—	1,188
Balance December 31, 2019	$279	$(125)

Summary of minimum contractual future revenues

As of December 31, 2020, the minimum contractual future revenues to be received under the time charters for the PGN FSRU Lampung, the Höegh Gallant and the Höegh Grace during the next five years and thereafter are as follows:

(in thousands of U.S. dollars)	Service related	Lease related	Total
2021	$32,369	90,441	$122,810
2022	32,369	90,441	122,810
2023	32,369	90,441	122,810
2024	32,369	90,441	122,810
2025	27,091	77,717	104,808
Thereafter	96,683	286,467	383,150
Total - undiscounted	$253,250	725,948	$979,198
Operating lease		$321,724
Financing lease		404,224
Discounting effect		(172,499)
Financing lease receivable		$231,725

Summary of direct financing lease

	As of December 31,
(in thousands of U.S. dollars)	2020	2019
Minimum lease payments	$589,074	$589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,345)	(440,345)
Initial direct cost, net	3,095	3,095
Net investment in financing lease at origination	297,824	297,824
Principal repayment and amortization	(23,471)	(18,920)
Allowance for credit loss	(96)	—
Net investment in financing lease at period end	274,257	278,904
Less: Current portion	(4,969)	(4,551)
Long term net investment in financing lease	$269,288	$274,353

Net investment in financing lease consists of:
Financing lease receivable	$231,725	$240,000
Unguaranteed residual value	42,532	38,904
Net investment in financing lease at period end	$274,257	$278,904